Fair Value Measurements - Held To Maturity Securities (Parenthetical) (Detail)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Fair Value Disclosures [Abstract]
Held to maturity debt instruments maturity date	Apr. 08, 2021	Oct. 14, 2021